INTELLECTUAL PROPERTY (Details Textual) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Sep. 30, 2010 Common Stock [Member]
Reimbursement Of Previously-Paid Patent Costs			$ 122,778
Payments For Acquire Rights In Issued Patents			184,167
Stock Issued During Period Shares Issued For Non cash Consideration				8,000
Stock Issued During Period, Value, Issued for Noncash Considerations				18,000
Amortization of Intangible Assets	16,994	16,171
Estimation Of Amortization Expense For Next Five Fiscal Years	$ 16,995